Income and expenses - Plan Awards (Details) - Ferroglobe PLC Equity Incentive Plan	12 Months Ended
	Dec. 31, 2025 shares	Dec. 31, 2025 EquityInstruments shares	Dec. 31, 2024	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of service condition			3 years		3 years	3 years	4 years	3 years	3 years	3 years
Outstanding at beginning of the period	4,292,954	4,292,954		4,560,593	3,801,706
Granted during the period	962,880			894,468	1,044,449
Exercised during the period	(965,856)			(617,463)	(7,986)
Expired/forfeited during the period	(463,033)			(544,644)	(277,576)
Outstanding at end of the period	3,826,945	3,826,945		4,292,954	4,560,593	3,801,706
Exercisable as of December 31, 2023	1,426,086	1,426,086